Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 440,524	$ 376,183
Trade accounts receivable-Net	235,783	189,293
Inventories-Net	320,503	265,317
Deferred income taxes	29,134	30,844
Prepaid expenses and other	24,587	8,655
Total current assets	1,050,531	870,292
PROPERTY, PLANT AND EQUIPMENT-Net	172,737	150,800
GOODWILL	3,035,502	2,595,747
TRADEMARKS AND TRADE NAMES	467,614	344,942
OTHER INTANGIBLE ASSETS-Net	655,996	483,424
DEBT ISSUE COSTS-Net	62,190	59,007
OTHER	15,047	9,424
TOTAL ASSETS	5,459,617	4,513,636
CURRENT LIABILITIES:
Current portion of long-term debt	20,500	15,500
Accounts payable	74,178	62,110
Accrued liabilities	139,237	129,249
Total current liabilities	233,915	206,859
LONG-TERM DEBT	3,598,625	3,122,875
DEFERRED INCOME TAXES	356,896	310,451
OTHER NON-CURRENT LIABILITIES	51,347	62,502
Total liabilities	4,240,783	3,702,687
STOCKHOLDERS' EQUITY:
Common stock-$.01 par value; authorized 224,400,000 shares; issued 52,157,225 and 50,829,276 at September 30, 2012 and 2011, respectively	521	508
Additional paid-in capital	553,223	464,700
Retained earnings	689,229	364,260
Accumulated other comprehensive loss	(8,051)	(3,277)
Treasury stock, at cost; 505,400 shares at September 30, 2012 and 494,100 shares at September 30, 2011	(16,088)	(15,242)
Total stockholders' equity	1,218,834	810,949
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 5,459,617	$ 4,513,636